Stock-Based Compensation (Details) - Schedule of stock options activity - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options activity [Abstract]
Options, Outstanding Beginning Balance		22,336,005
Weighted average exercise price, Outstanding Beginning Balance		$ 1.24
Weighted average contract life, Outstanding Beginning Balance	8 years 255 days	7 years 109 days
Aggregate Intrinsic Value, Outstanding Beginning Balance		$ 100,633		$ 42,316
Options, Outstanding Ending Balance		22,815,643	22,336,005
Weighted average exercise price, Outstanding Ending Balance		$ 1.39	$ 1.24
Weighted average contract life, Outstanding Ending Balance		7 years 36 days
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 42,316	$ 126,186	$ 100,633
Options, Vested and expected to vest		22,815,643	22,336,005
Weighted average exercise price, Vested and expected to vest		$ 1.39	$ 1.24
Weighted average contract life, Vested and expected to vest		7 years 36 days	7 years 109 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 126,186	$ 100,633
Options, Exercisable		17,634,733	16,153,180
Weighted average exercise price, Exercisable		$ 0.89
Weighted average contract life, Exercisable		6 years 219 days
Aggregate Intrinsic Value, Exercisable		$ 105,904
Options, Granted		511,102	6,065,714	128,909
Weighted average exercise price, Granted		$ 7.84	$ 2.84	$ 2.98
Options, Exercised			(140,996)	(137,044)
Weighted average exercise price, Exercised			$ 2.98	$ 0.56
Options, Forfeited		(31,464)	(1,744,167)	(2,940,604)
Weighted average exercise price, Forfeited		$ 2.65